Restructuring (Notes)	12 Months Ended
Mar. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
2. RESTRUCTURING
Fiscal 2019 Restructuring Plan. During the third quarter of fiscal 2019, we adopted and announced a targeted restructuring plan (the "Fiscal 2019 Restructuring Plan"), which included the closure of two manufacturing facilities, one in Brazil and one in England, as well as other actions including the rationalization of certain products. Fewer than 200 positions were eliminated. The Company has relocated the production of certain impacted products to other existing manufacturing operations during fiscal 2020. These restructuring actions were designed to enhance profitability and improve efficiency.
Since inception of the Fiscal 2019 Restructuring Plan we have incurred pre-tax expenses totaling $43,851 related to these restructuring actions, of which $31,660 was recorded as restructuring expenses and $12,191 was recorded in cost of revenues, with a total of $33,680, $668, and $7,798 related to the Healthcare, Life Sciences, and Applied Sterilization Technologies segments, respectively. Corporate related restructuring charges were $1,705. Additional restructuring expenses related to this plan are not expected to be material to our results of operations.
The following table summarizes our total pre-tax restructuring expenses for fiscal 2020 and 2019:

Fiscal 2019 Restructuring Plan	Year Ended March 31, 2020	Year Ended March 31, 2019
Severance and other compensation related costs	$1,554	$5,651
Accelerated depreciation and amortization	—	16,194
(Gain) on disposal of asset	(1,164)	—
Asset impairment	—	4,312
Lease termination costs and other	283	4,830
Product rationalization (1)	2,470	9,721
Total restructuring expenses	$3,143	$40,708
(1) Recorded in cost of revenues on the Consolidated Statements of Income.

Liabilities related to restructuring activities are recorded as current liabilities on the accompanying Consolidated Balance Sheets within “Accrued payroll and other related liabilities” and “Accrued expenses and other.” The following tables summarize our restructuring liability balances:

Fiscal 2019 Restructuring Plan	March 31, 2019	Provisions	Payments /Impairments (1)	March 31, 2020
Severance and termination benefits	$4,102	$1,554	$(4,659)	$997
Lease termination obligations and other	2,029	283	(2,292)	20
Total	$6,131	$1,837	$(6,951)	$1,017
(1) Certain amounts reported include the impact of foreign currency movements relative to the U.S. dollar.

Fiscal 2019 Restructuring Plan	March 31, 2018		Provisions		Payments /Impairments (1)		March 31, 2019
Severance and termination benefits	$—		$5,651		$(1,549)		$4,102
Lease termination obligations and other	—		4,830		(2,801)		2,029
Total	$—	—	$10,481	—	$(4,350)	—	$6,131
(1) Certain amounts reported include the impact of foreign currency movements relative to the U.S. dollar.